Description of Organization, Business Operations and Liquidity (Details)										12 Months Ended
	Oct. 15, 2025 USD ($) $ / shares shares	Sep. 29, 2025 USD ($) $ / shares shares	Jul. 30, 2025 USD ($) $ / shares shares	Nov. 13, 2024 USD ($) $ / shares shares	Oct. 02, 2024 USD ($) $ / shares	Jan. 25, 2024 USD ($) shares	Jan. 10, 2024 USD ($) $ / shares shares	Oct. 17, 2022 USD ($) item $ / shares shares	Jan. 26, 2021 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Jul. 31, 2025 $ / shares	Oct. 17, 2024 $ / shares	Feb. 29, 2024 $ / shares	Jan. 11, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares shares	Mar. 18, 2022 shares
Description of Organization, Business Operations and Liquidity
Common shares, par value (in dollars per share) | $ / shares											$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)											110,211,574		96,000,040
Common shares, shares outstanding (in shares)											110,211,574		96,000,040
Cash | $											$ 1,301,928		$ 717
Extension promissory notes - related party | $											280,025		518,468
Consideration received from sponsor | $											$ 7,436,308		$ 233,667
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001
CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Purchase price, per unit | $ / shares								$ 10.25		$ 12.02
Gross proceeds | $								$ 235,800,000
Number of shares issued per right										0.10
Warrants outstanding										2,300,000		2,300,000
One or more initial business combinations having an aggregate fair market value | item								1
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account								80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination								50.00%
Redemption limit percentage without prior consent								15
Obligation to redeem public shares if entity does not complete a business combination (as a percent)								100.00%
Period for consummation of business combination	45 months							15 months
Extended period for business combination							3 years
Additional fund deposited into trust account | $						$ 0
Net intangible assets | $							$ 5,000,001										$ 5,000,001
Notes payable | $										$ 1,500,000		$ 1,500,000
Trust Account | $				$ 25,135,029
Conversion ratio						1
Temporary equity, redemption price per share | $ / shares		$ 0.0001
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)						7,666,666
Cash | $										154,890		495,352
Working Capital | $										2,400,000
Consideration received from sponsor | $										25,000
Note payable - related party | $										1,500,000
Loan amount converted into warrants | $										1,500,000
Outstanding working capital loans | $										$ 0		$ 0
Ordinary shares subject to possible redemption, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share) | $ / shares										$ 0.0001		$ 0.0001
Common Stock
Description of Organization, Business Operations and Liquidity
Common stock issued											13,140,724		96,000,040
Common Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common stock issued		2,500,000	2,500,000
Purchase price, per unit | $ / shares		$ 12	$ 12
Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common shares, par value (in dollars per share) | $ / shares										$ 0.0001		$ 0.0001
Conversion ratio						1	1			1							1
Common shares, shares issued (in shares)										9,879,945		9,880,095
Common shares, shares outstanding (in shares)				9,880,095		22,304,432				9,879,945		9,880,095
Ordinary shares subject to possible redemption, shares outstanding (in shares)						14,637,766
Class A ordinary shares | Common Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Ordinary shares exercised				12,424,337
Ordinary shares for cash at a redemption price | $ / shares				$ 11.43
Aggregate redemption amount | $				$ 142,010,171
Aggregate redemption amount | $				$ 142,085,423
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)												7,666,666
Class A ordinary shares subject to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Aggregate redemption amount | $	$ 1,801						$ 90,726,471
Temporary equity, redemption price per share | $ / shares	$ 11.93			$ 0.0001			$ 10.85			$ 12.02		$ 11.55
Redemption of shares	151						8,362,234
Aggregate redemption amount | $	$ 1,801.43						$ 90,726,471			$ (1,801)		$ (232,811,894)
Amount remaining in trust account | $	$ 26,404,398.04
Common shares, shares outstanding (in shares)						14,637,766
Ordinary shares subject to possible redemption, shares outstanding (in shares)	2,213,278			2,075,000		14,637,766				2,213,278		2,213,429						23,000,000
Ordinary shares subject to possible redemption, par value (in dollars per share) | $ / shares										$ 0.0001		$ 0.0001
Class B Ordinary Shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common shares, par value (in dollars per share) | $ / shares							$ 0.0001			$ 0.0001		$ 0.0001					$ 0.0001
Common shares, shares issued (in shares)										1		1
Common shares, shares outstanding (in shares)										1		1							7,666,667
Class B Ordinary Shares | Common Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)												(7,666,666)
Series A Preferred Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Consideration received from sponsor | $		$ 29,700,000	$ 29,700,000
Investor closing shares		29,700	29,700
Preferred stock, par value (in dollars per share) | $ / shares		$ 1,000	$ 1,000
Founder shares | Class B Ordinary Shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common stock, reserved for issuance upon consummation of business combination (in shares)													691,666
Related Party | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Note payable - related party | $										$ 269,000
Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)						7,546,666
Monthly contribution to trust accounts per shares | $ / shares	$ 0.01
Threshold extension period	6 months
Extension promissory notes - related party | $										0		$ 0
Sponsor | Common Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common stock issued		3,100,000	3,100,000
Sponsor | Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common shares, shares outstanding (in shares)						7,546,666
Sponsor | Class A ordinary shares | Common Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common shares, shares outstanding (in shares)						22,304,432
Sponsor | Class B Ordinary Shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common shares, shares issued (in shares)						1
Sponsor | Unsecured promissory note | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Notes payable | $					$ 1,500,000
Monthly contribution to trust account | $					$ 150,000		$ 150,000			150,000
Maximum aggregate amount | $							$ 3,150,000			$ 3,150,000
Monthly contribution to trust accounts per shares | $ / shares					$ 0.02
Sponsor | Unsecured promissory note | Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Monthly contribution to trust accounts per shares | $ / shares					$ 0.02
Sponsor | Founder shares | Class B Ordinary Shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common stock issued									5,750,000	40,000
Common shares, par value (in dollars per share) | $ / shares									$ 0.0001
Consideration received from sponsor | $									$ 25,000
Director | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)						120,000
Director | Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Conversion of Class B ordinary shares to Class A ordinary shares not subject to possible redemption (in shares)						120,000
Common shares, shares outstanding (in shares)						120,000
Private Warrants | Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Exercise price of warrants | $ / shares		$ 1	$ 1
Warrants outstanding		7,000,000	7,000,000
Initial Public Offering | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common stock issued								23,000,000
Gross proceeds | $								$ 230,000,000
Offering costs | $								13,400,000
Deferred underwriting commissions | $								$ 8,100,000
Number of shares issued per unit								1
Number of shares issued per right								0.10
Number of warrants in a unit								0.5
Period for consummation of business combination								36 months
Public share price (per share) | $ / shares								$ 10.25
Private Placement | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Sale of private placement warrants (in shares)								13,350,000
Price of warrant | $ / shares								$ 1
Proceeds from sale of private placement warrants | $								$ 13,400,000
Private Placement | Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Warrants outstanding		7,000,000
Over-allotment option | CIK_0001843477_Spring Valley Acquisition Corp. II
Description of Organization, Business Operations and Liquidity
Common stock issued								3,000,000
Purchase price, per unit | $ / shares								$ 10